Commitment and contingent liabilities - Other commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and contingent liabilities
Outstanding non-cancellable contracts with future commitment	€ 25,385	€ 7,043	€ 6,384
Committed expenditures in property, plant and equipment	€ 0	€ 0	€ 0